Financial Debt - Recoverable cash and cash advances overview (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of research and development expenses
Total recoverable cash advances	€ 8,609	€ 8,871	€ 8,674
Non-current	8,276	8,623
Current	333	248
Contract 6472
Disclosure of research and development expenses
Total recoverable cash advances	1,697	1,711
Contract 6839
Disclosure of research and development expenses
Total recoverable cash advances	2,229	2,332
Contract 6840
Disclosure of research and development expenses
Total recoverable cash advances	2,650	2,819
Contract 7388
Disclosure of research and development expenses
Total recoverable cash advances	€ 2,033	€ 2,009